Note 3 - Summary of Significant Accounting Policies (Details Textual) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Allowance for Doubtful Accounts Receivable, Ending Balance	$ 0		$ 0		$ 0	$ 0
Depreciation, Total	$ 321,818	$ 328,980	644,962	$ 659,765	1,316,537	1,348,860
Asset Impairment Charges, Total			$ 0	$ 0	0	$ 0
Unrecognized Tax Benefits, Ending Balance					0
Accrual for Environmental Loss Contingencies, Ending Balance					$ 0